Note 19 - Share-based Compensation (Details) - Information about Share Option Plans (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Information about Share Option Plans [Abstract]
Weighted-average grant-date fair value per share of options granted (in Yuan Renminbi per share)			1.48
Total intrinsic value of options exercised	837		74
Total fair value of share options vested	44,912	34,362	30,513